ACQUISITIONS PURCHASE OF GOLAR IGLOO (Details) (USD $)		6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Golar Igloo [Member]	Mar. 28, 2014 Golar Igloo [Member]	Jun. 30, 2014 Golar Igloo [Member]	Jun. 30, 2014 Common Units [Member] Golar Igloo [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%		100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			$ 310,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			161,270,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets			3,636,000
Purchase price adjustments on acquisition		3,600,000	3,635,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				14,700,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				8,500,000
Revenues		193,460,000
Net income		$ 76,329,000
Earnings per unit (basic and diluted):					$ 1.08